Equity	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Equity

11. Equity

On March 4, 2016, MTW distributed 137.0 million shares of MFS common stock to MTW’s shareholders on a pro rata basis, and MFS became an independent publicly traded company with each shareholder receiving one share of its common stock for each share of MTW common stock held by the shareholder on February 22, 2016, the record date for the distribution. Any fractional shares of its common stock otherwise issuable to MTW shareholders were aggregated into whole shares and sold on the open market, and the fractional shareholders will receive a pro rata share of the proceeds of the sale, after deducting any taxes required to be withheld and after deducting an amount equal to all brokerage fees and other costs attributed to the sale.

On March 3, 2016, prior to the completion of the Spin-Off, MFS paid a one-time cash dividend to MTW of $1.362 billion. MFS did not declare or pay any other dividends to its stockholders during the three or six months ended June 30, 2016 or June 30, 2015, respectively.

The following is a roll forward of equity for the six months ended June 30, 2016 and 2015:

(in millions, except share data)	Shares	Common Stock	Additional Paid-In Capital (Deficit)	Retained Earnings	Net Parent Company Investment	Accumulated Other Comprehensive (Loss) Income	Total Equity (Deficit)
Balance at December 31, 2015	—	$—	$—	$—	$1,253.2	$(44.5)	$1,208.7
Net earnings	—	—	—	17.9	15.3	—	33.2
Net transfers to MTW	—	—	—	—	(1,362.0)	—	(1,362.0)
Separation related adjustments	—	—	—	—	(1.0)	(47.4)	(48.4)
Reclassification of net investment to additional paid-in capital	—	—	(94.5)	—	94.5	—	—
Issuance of common stock at Spin-off	137,016,712	1.4	(1.4)	—	—	—	—
Issuance of common stock, equity-based compensation plans	165,894	—	1.1	—	—	—	1.1
Stock-based compensation expense	—	—	3.4	—	—	—	3.4
Adjustment from Spin-off	—	—	0.6	—	—	—	0.6
Other comprehensive income (loss)	—	—	—	—	—	52.3	52.3

Balance at June 30, 2016	137,182,606	$1.4	$(90.8)	$17.9	$—	$(39.6)	$(111.1)

(in millions, except share data)	Shares	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Parent Company Investment	Accumulated Other Comprehensive (Loss) Income	Total Equity
Balance at December 31, 2014	—	$—	$—	$—	$1,272.1	$(20.7)	$1,251.4
Net earnings	—	—	—	—	50.9	—	50.9
Other comprehensive income (loss)	—	—	—	—	—	(10.3)	(10.3)
Net increase in net parent company investment	—	—	—	—	30.3	—	30.3

Balance at June 30, 2015	—	$—	$—	$—	$1,353.3	$(31.0)	$1,322.3

Reconciliations for the changes in accumulated other comprehensive income (loss), net of tax, by component for the three and six months ended June 30, 2016 and 2015 are as follows:

(in millions)	Foreign Currency Translation	Gains and Losses on Cash Flow Hedges	Pension & Postretirement	Total
Balance at December 31, 2015	$(7.9)	$(1.8)	$(34.8)	$(44.5)
Other comprehensive income (loss) before reclassifications	17.2	0.3	(9.4)	8.1
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.6	0.5	1.1

Net current period other comprehensive income (loss)	17.2	0.9	(8.9)	9.2

Balance at March 31, 2016	$9.3	$(0.9)	$(43.7)	$(35.3)

Other comprehensive (loss) income before reclassifications	(6.1)	1.1	0.1	(4.9)
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.4	0.2	0.6

Net current period other comprehensive income (loss)	(6.1)	1.5	0.3	(4.3)

Balance at June 30, 2016	$3.2	$0.6	$(43.4)	$(39.6)

(in millions)	Foreign Currency Translation	Gains and Losses on Cash Flow Hedges	Pension & Postretirement	Total
Balance at December 31, 2014	$17.3	$(1.0)	$(37.0)	$(20.7)
Other comprehensive income (loss) before reclassifications	(11.1)	(2.4)	1.4	(12.1)
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.7	0.3	1.0

Net current period other comprehensive income (loss)	(11.1)	(1.7)	1.7	(11.1)

Balance at March 31, 2015	$6.2	$(2.7)	$(35.3)	$(31.8)

Other comprehensive (loss) income before reclassifications	1.3	0.1	(1.4)	—
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.6	0.2	0.8

Net current period other comprehensive income (loss)	1.3	0.7	(1.2)	0.8

Balance at June 30, 2015	$7.5	$(2.0)	$(36.5)	$(31.0)

The following is a reconciliation of the reclassifications out of accumulated other comprehensive income (loss), net of tax, for the three and six months ended June 30, 2016:

	Three Months Ended June 30, 2016	Six Months Ended June 30, 2016
(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$—	$(0.1)		Cost of sales
Commodity contracts	(0.3)	(1.2)		Cost of sales

	$(0.3)	$(1.3)		Total before tax
	0.1	0.5		Tax expense

	$(0.2)	$(0.8)		Net of tax

Amortization of pension and postretirement items
Actuarial losses	$(0.7)	$(1.3	)(a)

	$(0.7)	$(1.3)		Total before tax
	0.3	0.5		Tax benefit

	$(0.4)	$(0.8)		Net of tax

Total reclassifications for the period	$(0.6)	$(1.6)		Net of tax

The following is a reconciliation of the reclassifications out of accumulated other comprehensive income (loss), net of tax, for the three and six months ended June 30, 2015:

	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$(0.4)	$(0.9)		Cost of sales
Commodity contracts	(0.6)	(1.2)		Cost of sales

	$(1.0)	$(2.1)		Total before tax
	0.4	0.8		Tax expense

	$(0.6)	$(1.3)		Net of tax

Amortization of pension and postretirement items
Actuarial losses	$(0.2)	$(0.5	)(a)

	$(0.2)	$(0.5)		Total before tax
	—	—		Tax benefit

	$(0.2)	$(0.5)		Net of tax

Total reclassifications for the period, net of tax	$(0.8)	$(1.8)		Net of tax

(a) These other comprehensive income (loss) components are included in the net periodic pension cost (see Note 16, “Employee Benefit Plans,” for further details).